Income Taxes (Details) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 01, 2018	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				34.00%
Increase in income tax				$ 16,100
Provisional income tax expense				1,100
Net income (loss) before income tax expense
Domestic				(9,064)	$ (19,006)
Foreign				15,759	6,686
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total				6,695	(12,320)
Current tax expense:
State					8
Foreign				5,200	1,632
Current tax expense				5,200	1,640
Deferred tax expense
Foreign				(342)	242
Deferred tax expense				(342)	242
Income tax expense		$ 1,997	$ 2,240	4,858	1,882
Effective Income Tax Rate Reconciliation, Amount
Tax computed at federal statutory rate				2,276	(4,189)
State tax, net of federal tax benefit				(102)	(125)
Permanent items				1,078	662
Foreign dividends and unremitted earnings				796	586
Foreign rate differential				(1,897)	(991)
Rate change due to tax reform				17,176
Federal credits				(302)	(363)
Tax contingencies, net of reversals				592	663
Other				109	302
Valuation allowance				(14,868)	5,337
Income tax expense		$ 1,997	$ 2,240	4,858	1,882
Deferred tax assets:
Net operating loss carryforwards				21,626	35,803
Research and alternative minimum tax credits				3,635	3,373
Accrued expenses and other				1,891	2,466
Inventory				2,280	2,155
Property and equipment				1,644	2,351
Total gross deferred tax assets				31,076	46,148
Less valuation allowance				(28,873)	(43,741)
Total deferred tax assets				2,203	2,407
Deferred tax liabilities
Intangible assets				(396)	(503)
Unremitted foreign earnings					(521)
Total deferred tax liabilities				(396)	(1,024)
Net deferred tax assets				1,807	1,383
Increase/decrease in valuation allowance				$ (14,900)	5,300
Number of changes in ownership | item				3
Forecast
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
August of 2000 one
Deferred tax liabilities
Net operating loss carryforward limitations				$ 17
August of 2000 two
Deferred tax liabilities
Net operating loss carryforward limitations				52
January 2001
Deferred tax liabilities
Net operating loss carryforward limitations				459
US
Deferred tax assets:
Net operating loss carryforwards				104,500
US | Research and development credits
Deferred tax liabilities
Tax credits				4,200
State
Deferred tax assets:
Net operating loss carryforwards				13,700
State | Research and development credits
Deferred tax liabilities
Tax credits				59
Other assets
Deferred tax liabilities
Net deferred tax assets				$ 1,800	$ 1,400
China
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				25.00%	25.00%
Finland
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				20.00%	20.00%